SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating Lease, Right-of-Use Asset	$ 725	$ 956	$ 124
Operating lease liabilities	$ 618	$ 839